BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Allowance for doubtful accounts balance	$ 0		$ 0		$ 0	$ 0
Exercise prices						$ 0.0182
Common stock share prices						$ 0.0285
Note default percentage			10.00%		10.00%
Common stock, shares outstanding					112,711,945	58,582,469
Interest expense	$ (317,313)	$ (98,322)	$ (442,488)	$ (406,746)	$ (491,385)	$ (153,520)
Inventory write-off					$ (72,853)
Common stock, other shares, outstanding	201,421,230	87,600,557	201,421,230	87,600,557
Number of potentially dilutive shares excluded from calculation of diluted earnings per share			1,442,948,775	1,398,003,175
Initial derivative fair value			$ 223,726
Proceeds from issuance of convertible debt			81,000
Initial derivative expense			(142,726)	$ 0
Initial derivative liabilities fair value			$ 1,642,776
Maximum [Member]
Risk-free interest rate			4.34%		5.16%	5.03%
Expected volatility			215.00%		183.00%	204.00%
Exercise prices	$ 0.0046		$ 0.0046		$ 0.0371
Common stock share prices	0.0108		$ 0.0108		$ 0.0632
Minimum [Member]
Risk-free interest rate			3.68%		4.20%	4.79%
Expected volatility			152.00%		110.00%	110.00%
Exercise prices	0.0007		$ 0.0007		$ 0.0051
Common stock share prices	$ 0.0011		$ 0.0011		$ 0.0084